Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Interest Expense and Finance Costs [Abstract]
Interest Expense and Finance Costs
	For the year ended December 31,
	2020	2019	2018
Interest payable on long-term borrowings	3,721	3,603	2,004
Bank charges	69	28	29
Amortization of debt discount	293	383	23
Operating lease liability interest	44	51	-
Other finance expenses	28	638	-
Total	4,155	4,703	2,056